Vessels, Port Terminals and Other Fixed, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels, Port Terminals and Other Fixed, Net

NOTE 7: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$526,051	$(200,756)	$325,295
Additions	1,931	(18,278)	(16,347)
Write-down	(308)	—	(308)
Balance December 31, 2020	$527,674	$(219,034)	$308,640
Additions	2,445	(20,763)	(18,318)
Impairment loss	(27,339)	5,373	(21,966)
Transfers from other long-term assets	51,461	—	51,461
Balance December 31, 2021	$554,241	$(234,424)	$319,817
Additions	6,130	(20,998)	(14,868)
Impairment loss	(14,920)	12,457	(2,463)
Sale of vessel	(2,186)	—	(2,186)
Balance December 31, 2022	$548,640	$(248,004)	$300,300

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$253,962	$(46,961)	$207,001
Additions	870	(7,216)	(6,346)
Write offs	(88)	76	(12)
Balance December 31, 2020	$254,744	$(54,101)	$200,643
Additions	1,520	(7,629)	(6,109)
Disposal	(130)	169	39
Transfers from other long-term assets	5,646	—	5,646
Balance December 31, 2021	$261,780	$(61,561)	$200,219
Additions	792	(7,735)	(6,943)
Balance December 31, 2022	$262,572	$(69,296)	$193,276

Other fixed assets (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$7,831	$(4,960)	$2,871
Additions	488	(672)	(184)
Balance December 31, 2020	$8,319	$(5,632)	$2,687
Additions	384	(491)	(107)
Balance December 31, 2021	$8,703	$(6,123)	$2,580
Additions	22	(207)	(185)
Disposals	(52)	—	(52)
Balance December 31, 2022	$8,673	$(6,330)	$2,343

Total (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$787,844	$(252,677)	$535,167
Additions	3,289	(26,166)	(22,877)
Write-down	(396)	76	(320)
Balance December 31, 2020	$790,737	$(278,767)	$511,970
Additions	4,349	(28,883)	(24,534)
Disposal	(130)	169	39
Impairment loss	(27,339)	5,373	(21,966)
Transfers from other long-term assets	57,107	—	57,107
Balance December 31, 2021	$824,724	$(302,108)	$522,616
Additions	6,944	(28,940)	(21,996)
Impairment loss	(14,920)	12,457	(2,463)
Sale of vessel	(2,186)	—	(2,186)
Disposals	(52)	—	(52)
Balance December 31, 2022	$814,510	$(318,591)	$495,919

On September 8, 2022, the Company completed the sale of its 21 owned vessels to Navios Partners. For further information see Note 3 “Discontinued operations” in the consolidated financial statements.

Navios Logistics

Since 2018, Navios Logistics has acquired approximately 9.0 hectares of undeveloped land located in Port Murtinho, Brazil for a total cost of $1,580. Navios Logistics plans to develop this land for its port operations.

Deposits for Vessels and Port Terminals Acquisitions

As of December 31, 2022, Navios Logistics has paid $1,907 for the construction of a new stockpile in its Iron Ore Port Terminal and is included under the caption “Other long-term assets” in the consolidated statement of financial position.

As of December 31, 2022, and 2021, Navios Logistics has paid $807 and $713, respectively, for capitalized expenses for the development of its port operations in Port Murtinho, Brazil, which was included in the consolidated statement of financial position under the caption “Other long-term assets”.

As of December 31, 2022, Navios Logistics has paid $597 for the construction of a crane in the Iron Ore Port Terminal, which is included under the caption “Other long-term assets”.

During the first quarter of 2021, Navios Logistics completed the construction of six liquid barges. As of December 31, 2021, a total of $19,501 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated statement of financial position, of which capitalized interest amounted to $1,062.

During the first quarter of 2021, Navios Logistics completed the construction of two new tanks in its Liquid Port Terminal. As of December 31, 2021, a total of $1,843 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated statement of financial position.

During the second quarter of 2021, Navios Logistics completed the construction of a crane in its Grain Port Terminal. As of December 31, 2021, a total of $3,803 was transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated statement of financial position.

Impairment Loss/ Loss on Sale of Vessels, Net

As of December 31, 2022, Navios Logistics completed the sale of vessel Malva H for a sale price of $2,186. The impairment loss of $778 (including $732 remaining carrying balance of dry dock costs) is included in the consolidated statements of comprehensive income/(loss) under the caption “Impairment loss/ loss on sale of vessels, net”. The fair value of the vessel was determined to $2,186 based on the concluded sale price. The Company completed the sale of the Malva H, to an unrelated third party in October 2022.

In 2022, Navios Logistics recorded an impairment loss of $2,417 for certain barges, representing the difference between the fair value and the carrying value together with the carrying value of deferred drydock and special survey costs, if any, related to these barges, which is included in the consolidated statements of comprehensive income under the caption “Impairment loss/ loss on sale of vessels, net”. The fair value was determined based on the agreed or expected sale’s price.

Assets Acquisitions

In the fourth quarter of 2020, Navios Logistics signed a purchase agreement with an unrelated third party for the acquisition of three pushboats and 18 tank barges (the “Navios Logistics 2020 Fleet”), for a purchase price of $30,000. The acquisition was completed on March 22, 2021. As of December 31, 2021, a total of $31,960 was transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated statement of financial position.